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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21724

Registrant Name: Nicholas–Applegate International & Premium Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 28, 2009

Date of Reporting Period: May 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Value*
COMMON STOCK—92.7%
Australia—6.3%
Banking—1.3%
69,164	Commonwealth Bank of Australia	$2,794,414

Commercial Services—0.6%
189,217	Downer EDJ Ltd.	1,301,056

Healthcare & Hospitals—2.1%
123,948	CSL Ltd.	4,707,612

Metals & Mining—1.9%
55,687	BHP Billiton Ltd.	2,335,524
18,601	Newcrest Mining Ltd.	565,057
9,801	Rio Tinto Ltd.	1,290,868
		4,191,449

Retail—0.4%
33,495	Woolworths Ltd.	886,242

Belgium—1.2%
Chemicals—0.7%
26,883	Tessenderlo Chemie NV	1,467,371

Transportation—0.5%
27,391	Euronav NV	1,150,929

Bermuda—0.7%
Holding Companies—0.2%
734,000	First Pacific Co.	534,585

Real Estate—0.5%
159,500	Kerry Properties Ltd.	1,091,990

Cayman Islands—0.5%
Telecommunications—0.5%
782,000	Hutchison Telecommunications International Ltd.	1,140,480

Denmark—1.8%
Building/Construction—0.6%
9,950	FLSmidth & Co. A/S	1,190,963

Energy—0.3%
4.800	Vestas Wind System A/S	659,125

Pharmaceuticals—0.9%
31,800	Novo Nordisk AS, Class B	2,065,562

Finland—2.6%
Automotive—0.3%
13,200	Nokian Renkaat Oyj	681,099

Telecommunications—2.3%
178,126	Nokia Oyj	5,072,159

France—6.3%
Automotive—0.4%
14,943	Peugeot S.A.	928,655

Banking—1.3%
27,495	BNP Paribas	2,832,631

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Value*

France—(continued)
Machinery—1.1%
9,808	Alstom S.A.	$2,468,708

Oil & Gas—1.4%
36,497	Total S.A. (a)	3,177,412

Telecommunications—1.6%
118,394	France Telecom S.A.	3,598,590

Utilities—0.5%
9,219	Electricite de France	997,009

Germany—9.4%
Automotive—3.0%
21,187	DaimlerChrysler AG	1,608,950
17,637	Volkswagen AG	4,847,876
		6,456,826

Chemicals—3.1%
40,599	BAYER AG	3,589,616
7,134	K & S AG	3,328,676
		6,918,292

Financial Services—1.0%
15,459	Deutsche Boerse AG	2,211,423

Utilities—2.3%
12,997	E.ON AG	2,758,788
18,252	RWE AG	2,354,300
		5,113,088

Greece—0.8%
Banking—0.8%
29,019	National Bank of Greece S.A.	1,640,772

Hong Kong—1.6%
Airlines—0.4%
425,000	Cathay Pacific Airways Ltd.	893,948

Real Estate—1.2%
204,000	Hang Lung Group Ltd.	1,051,585
592,000	New World Development Ltd.	1,490,450
		2,542,035

Ireland—0.4%
Financial Services—0.4%
48,618	Irish Life & Permanent PLC	844,094

Italy—2.6%
Energy—1.4%
271,908	Enel SpA	3,054,219

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Value*

Italy—(continued)
Utilities—1.2%
66,956	Eni SpA	$2,728,863

Japan—14.7%
Automotive—2.4%
301,000	Hino Motors Ltd.	2,010,957
29,200	Tokai Rika Co., Ltd.	693,395
48,300	Toyota Motor Corp.	2,463,497
		5,167,849

Banking—0.6%
819	Resona Holdings, Inc.	1,428,956

Building/Construction—0.7%
29,500	Daikin Industries Ltd.	1,520,883

Consumer Products—1.3%
1,300	Nintendo Co., Ltd. (a)	715,053
36,200	Sankyo Co., Ltd.	2,314,901
		3,029,954

Diversified Manufacturing—0.3%
23,000	Nikon Corp.	732,219

Electronics—0.4%
27,500	Mitsumi Electric Co., Ltd.	797,517

Financial Services—0.7%
46,500	Promise Co., Ltd.	1,484,779

Food & Beverage—0.3%
34,000	Kirin Brewery Co., Ltd.	562,067

Machinery—0.5%
36,500	Shima Seiki Manufacturing Ltd.	1,197,188

Multi-Media—0.3%
733	Jupiter Telecommunications Co., Ltd. (b)	617,539

Pharmaceuticals—0.5%
11,200	Astellas Pharma, Inc.	473,470
19,700	Daiichi Sankyo Co., Ltd.	555,295
		1,028,765

Telecommunications—1.7%
140	KDDI Corp.	970,096
487	Nippon Telegraph & Telephone Corp.	2,358,733
282	NTT DoCoMo, Inc.	449,397
		3,778,226
Tobacco—0.2%
81	Japan Tobacco, Inc.	392,535

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Value*

Japan—(continued)
Transportation—2.6%
86	East Japan Railway Co.	$663,034
133,000	Kawasaki Kisen Kaisha Ltd.	1,469,267
147,000	Mitsui OSK Lines Ltd.	2,217,701
137,000	Nippon Yusen KK	1,392,255
		5,742,257
Wholesale—2.2%
545,900	Sojitz Corp.	2,080,374
184,300	Sumitomo Corp. (a)	2,718,793
		4,799,167

Luxembourg—0.7%
Consumer Products—0.7%
20,850	Oriflame Cosmetics S.A.	1,480,965

Norway—3.8%
Banking—1.6%
247,600	DnB NOR ASA	3,557,119

Chemicals—2.2%
63,200	Yara International ASA	4,784,457

Singapore—0.5%
Airlines—0.5%
99,000	Singapore Airlines Ltd.	1,153,895

Spain—6.6%
Banking—2.5%
260,361	Banco Santander Central Hispano S.A.	5,425,230

Building/Construction—0.2%
9,343	ACS Actividades Construcciones y Servicios S.A.	563,721

Telecommunications—2.8%
218,195	Telefonica S.A.	6,249,829

Utilities—1.1%
162,409	Iberdrola S.A.	2,336,737

Sweden—1.2%
Banking—0.7%
95,400	Nordea Bank AB	1,550,815

Tobacco—0.5%
50,600	Swedish Match AB	1,077,838

Switzerland—5.1%
Building/Construction—1.5%
101,818	ABB Ltd. (b)	3,299,620

Insurance—2.2%
16,732	Zurich Financial Services AG	4,898,803

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Value*

Switzerland—(continued)
Pharmaceuticals—1.0%
12,695	Roche Holdings AG	$2,184,649

Retail—0.4%
3,280	Swatch Group AG	916,370

United Kingdom—25.9%
Banking—2.1%
98,123	Barclays PLC	726,989
130,189	Royal Bank of Scotland Group PLC (a)	588,664
88,325	Standard Chartered PLC	3,276,900
		4,592,553

Building/Construction—0.6%
77,607	Amec PLC	1,282,014

Consumer Products—0.4%
67,923	Aggreko PLC	812,273

Financial Services—0.3%
53,500	ICAP PLC	651,342

Food & Beverage—4.4%
130,071	Diageo PLC	2,537,821
135,323	Unilever PLC	4,469,988
462,495	WM Morrison Supermarkets PLC (a)	2,677,196
		9,685,005

Healthcare & Hospitals—0.6%
129,606	SSL International PLC	1,235,660

Insurance—1.3%
760,522	Old Mutual PLC	1,759,161
227,246	Standard Life PLC	1,128,423
		2,887,584

Manufacturing—1.8%
89,536	Charter PLC (b)	1,605,889
170,621	Cookson Group PLC	2,463,696
		4,069,585

Metals & Mining—3.3%
32,097	Anglo American PLC	2,181,930
67,080	BHP Billiton PLC	2,545,845
22,080	Rio Tinto PLC	2,649,388
		7,377,163
Oil & Gas—5.1%
302,677	BP PLC	3,645,439
	Royal Dutch Shell PLC (a),
76,148	Class A	3,241,069
104,798	Class B	4,367,830
		11,254,338

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Value*

United Kingdom—(continued)
Pharmaceuticals—1.6%
68,139	AstraZeneca PLC	$2,967,319
25,592	GlaxoSmithKline PLC	565,431
		3,532,750

Telecommunications—2.2%
1,536,950	Vodafone Group PLC	4,923,612

Tobacco—1.5%
59,293	British American Tobacco PLC	2,213,657
27,934	Imperial Tobacco Group PLC	1,118,123
		3,331,780

Transportation—0.7%
331,510	Stagecoach Group PLC	1,521,508
	Total Common Stock (cost—$220,335,126)	204,258,717

RIGHTS—0.1%
United Kingdom—0.1%
Tobacco—0.1%
13,967	Imperial Tobacco Group PLC (b) (cost—$187,520)	138,008

Principal
Amount
(000)
REPURCHASE AGREEMENT—3.4%
$7,650	State Street Bank & Trust Co.,
	dated 5/30/08, 1.65%, due
	6/2/08, proceeds $7,651,052;
	collateralized by Fannie Mae,
	6.00%, due 4/30/37, valued at
	$7,808,850 including accrued
	interest (cost—$7,650,000)	7,650,000

	Total Investments before call options written
	(cost—$228,172,646)—96.2%	212,046,725

Contracts
CALL OPTIONS WRITTEN (b)—(0.8)%
	DAX Index (OTC),
959	strike price €6,908, expires 6/6/08	(292,218)
930	strike price €7,097, expires 6/13/08	(128,638)
923	strike price €7,175, expires 6/20/08	(109,852)

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2008 (unaudited)

Contracts		Value*

	Dow Jones € Stoxx 50 Price Index (OTC),
1,708	strike price €3,862, expires 7/18/08	$(172,818)
1,272	strike price €3,894, expires 7/3/08	(65,496)
841	strike price €3,896, expires 6/20/08	(21,739)
1,665	strike price €3,958, expires 7/11/08	(60,998)
	FTSE 100 Index (OTC),
840	strike price £6,249, expires 6/6/08	(8,467)
828	strike price £6,258, expires 6/13/08	(18,746)
414	strike price £6,301, expires 6/20/08	(13,277)
822	strike price £6,387, expires 7/3/08	(37,968)
820	strike price £6,395, expires 6/27/08	(19,122)
	Nikkei Index (OTC),
74,438	strike price ¥14,574, expires 7/18/08	(275,482)
75,004	strike price ¥14,692, expires 6/20/08	(124,135)
74,444	strike price ¥14,802, expires 6/27/08	(127,504)
73,818	strike price ¥14,947, expires 7/25/08	(190,661)
72,794	strike price ¥15,026, expires 7/11/08	(131,155)
	Swiss Market Index (OTC),
699	strike price CHF 7,807, expires 7/3/08	(36,157)
	Total Call Options Written (premiums received—$2,259,982)	(1,834,433)

	Total Investments net of call options written
	(cost—$223,107,657) (c)—95.4%	210,212,292

	Other assets less other liabilities—4.6%	10,221,071

	Net Assets—100.0%	$220,450,464

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value (“NAV”) is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other assets may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by a third-party vendor. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)	All or partial amount segregated as collateral for call options written.
(b)	Non-income producing.
(c)	Securities with an aggregate value of $202,424,284, representing 91.8% of net assets, have been valued utilizing modeling tools provided by a third-party vendor as described in the footnote above.

Glossary:
CHF—Swiss Franc
OTC—Over-the-Counter
¥—Japanese Yen
€—Euro
£—British Pound

Other Investments:

(1)   Transactions in options written for the three months ended May 31, 2008:

	Contracts	Premiums
Options outstanding, February 29, 2008	196,423	$2,205,568
Options written	727,415	3,786,804
Options terminated in closing transactions	(261,773)	(1,024,471)
Options expired	(278,846)	(2,707,919)
Options outstanding, May 31, 2008	383,219	$2,259,982

Fair Value Measurements–Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at May 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$138,008
Level 2 - Other Significant
Observable Inputs	210,074,284
Level 3 - Significant
Unobservable Inputs	—
Total	$210,212,292

Item 2.  Controls and Procedures

(a)  The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)  Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Nicholas–Applegate International & Premium Strategy Fund

By  /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 28, 2008

By  /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 28, 2008

By  /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 28, 2008